Equity accounted investments	12 Months Ended
Dec. 31, 2022
Investments accounted for using equity method [abstract]
Equity accounted investments
18. Equity-accounted investments

Significant accounting judgements and estimates
Joint arrangements
Judgement is required to determine when the Group has joint control, which requires an assessment of the relevant activities and when the decisions in relation to those activities require unanimous consent. The Group has determined that the relevant activities for its joint arrangements are those relating to the operating and capital decisions of the arrangement, such as the approval of the budget and the capital expenditure programme for each year, and appointing, remunerating and terminating the key management personnel or service providers of the joint arrangement. The considerations made in determining joint control are similar to those necessary to determine control over subsidiaries.
Judgement is also required to classify a joint arrangement as either a joint operation or a joint venture. Classifying the arrangement requires the Group to assess their rights and obligations arising from the arrangement. Specifically, it considers:
•The structure of the joint arrangement – whether it is structured through a separate vehicle
•When the arrangement is structured through a separate vehicle, the Group also considers the rights and obligations arising from:
–the legal form of the separate vehicle
–the terms of the contractual arrangement
This assessment often requires significant judgement, and a different conclusion on joint control and also whether the arrangement is a joint operation or a joint venture may materially impact the accounting.
Carrying value of Mimosa and related Mineral Reserves and Mineral Resources estimates
The Group reviews and tests the carrying value when events or changes in circumstances suggest that the carrying amount may not be recoverable by comparing expected future cash flows to the carrying value. Expected future cash flows used to determine the value in use and fair value less costs to sell of Mimosa are inherently uncertain and could materially change over time. These are significantly affected by a number of factors including reserves and production estimates, together with economic factors such as spot and future PGM prices, discount rates, foreign currency exchange rates, estimates of costs to produce reserves and future capital expenditure. Mineral resources outside the approved mine plans are valued based on the in situ 4E ounce value. Comparable market transactions are used as a source of evidence adjusting specifically for the nature of each underlying ore body.
Mimosa functional currency
The functional currency of Mimosa, which is domiciled in Zimbabwe, has been determined as US dollar. The local currency in Zimbabwe changed to RTGS dollar during February 2019. As a result of this change, management reassessed whether there is a change in the functional currency of Mimosa. This assessment depends on the primary economic environment in which the company operates, which is considered to be the environment in which it generates and expends cash. These considerations include the currency primarily influencing sales prices, the country whose competitive forces and regulations mainly determine sales prices and the currency that influences labour, material and other costs of production. Judgements and assumptions made in determining the functional currency may have a significant impact on the results presented for the Group.
The determining factors in the above assessment were:
•The currency that mainly influences sales prices: Sales are invoiced and settled in US dollar
•The currency of the country whose competitive forces and regulations mainly determine the sales prices: The competitive forces and regulations of the US primarily influences sales prices
•The currency that mainly influences labour, material and other costs: The majority of operating costs are settled in US dollar
Accounting policy
The Group’s interest in equity-accounted investees comprise interests in associates and joint ventures.
Associates are those entities in which the Group has significant influence, but not control or joint control, over the financial and operating policies. Joint ventures are arrangements in which the Group has joint control, whereby the Group has rights to the net assets of the arrangement, rather than rights to its assets and obligations for its liabilities.
Interests in associates and joint ventures are accounted for using the equity method. The interests are initially recognised at cost using the same principles as with business combinations. Subsequent to initial recognition, the consolidated financial statements include the Group’s share of profit or loss and other comprehensive income of equity-accounted investees until the date on which significant influence or joint control ceases.

Results of associates and joint ventures are equity-accounted using the results of their most recent audited annual financial statements or unaudited management accounts. Any losses from associates are brought to account in the consolidated financial statements until the interest in such associates is written down to zero. The interest includes any long-term interests that in substance form part of the entity’s net investment in the equity-accounted investee, for example long-term receivables for which settlement is neither planned nor likely to occur in the foreseeable future. Thereafter, losses are accounted for only insofar as the Group is committed to providing financial support to such associates.
The carrying value of an equity-accounted investment represents the cost of the investment, including goodwill, the proportionate share of the post-acquisition retained earnings and losses, any other movements in reserves, any impairment losses and loans to or from the equity-accounted investee. The carrying value together with any long-term interests that in substance form part of the net investment in the equity-accounted investee is assessed annually for existence of indicators of impairment and if such exist, the carrying amount is compared to the recoverable amount, being the higher of value in use or fair value less costs to sell. If an impairment in value has occurred, it is recognised in the period in which the impairment arose. Indicators of impairment include a significant or prolonged decline in the investments fair value below its carrying value.

The Group holds the following equity-accounted investments:

Figures in million – SA rand	Notes	2022	2021		2020
Rand Refinery[1]	18.1	578	649		691
Mimosa[2]	18.2	6,650	5,413		3,929
Peregrine[2]	18.3	1,160	1,086		1,001
Keliber[1]	18.4	—	446		—
Other equity-accounted investments[3]		83	—	*	—	*
Total equity-accounted investments		8,471	7,594		5,621
[1] Associate
[2] Joint venture
[3] Includes the Group's investment in Glint Incorporated (associate) acquired during the year at an initial cost of R92 million. The investment has a carrying value of R81 million at 31 December 2022
* Less than R1 million
18.1 Rand Refinery
Sibanye-Stillwater has a 44.4% interest in Rand Refinery Proprietary Limited (Rand Refinery), a company incorporated in South Africa, which is involved in the refining of bullion and by-products sourced from, inter alia, South African and foreign gold producing mining companies. Rand Refinery is accounted for using the equity method.
On 18 December 2014, Rand Refinery drew down R1.029 billion under a R1.2 billion subordinated shareholders loan (the Facility), with Sibanye-Stillwater’s proportional share being R385 million. Amounts drawn down under the Facility were repayable within two years from the first draw down date. If the loan was not repaid within two years, it would automatically convert into equity in Rand Refinery. During February 2017, Rand Refinery resolved to convert the Facility to redeemable preference shares.
There were no fixed repayment terms for the preference shares. The preference shares had a preferential right to distributions. No ordinary dividends could be declared by Rand Refinery until the preference shares have been fully redeemed. The preference shareholders did not have voting rights at shareholders' meetings. The Group accounted for the preference shares as part of the investment in Rand Refinery. The preference shares were fully redeemed during 2020.
Historical impairment of R120 million on Rand Refinery was reversed at 31 December 2020 (see note 10).
The movement in the equity-accounted investment in Rand Refinery for the year is as follows:

Figures in million – SA rand	Note	2022	2021	2020
Balance at beginning of the year		649	691	397
Share of results of equity-accounted investee after tax[1]		236	287	400
Dividends received		(307)	(329)	(112)
Preference shares redeemed		—	—	(114)
Reversal of impairment	10	—	—	120
Balance at end of the year		578	649	691
[1] Rand Refinery is equity-accounted based on its latest management accounts for the period ended 30 November, since Rand Refinery has a 31 August year end
The Group’s interest in the summarised financial statements of Rand Refinery is as follows:

Figures in million – SA rand	2022	2021	2020
Revenue	1,189	1,276	1,131
Total comprehensive income	532	646	903
Non-current assets	556	524	724
Current assets	1,955	2,022	2,079
Non-current liabilities	(50)	(87)	(56)
Current liabilities	(565)	(475)	(462)
Net assets (100%)	1,896	1,984	2,285
Reconciliation of the total investment in Rand Refinery with attributable net assets:
Net assets (44.4%)	843	882	1,016
Preference shares redeemed	—	—	(114)
Dividend received[1]	(188)	(156)	(112)
Fair value adjustment[2]	(36)	(36)	(36)
Reconciling items[3]	(41)	(41)	(63)
Total investment in Rand Refinery	578	649	691
[1] The dividend received relates to the dividend received from Rand Refinery after 30 November. The total dividend received for 2022 amounted to R307 million (2021:R329 million, 2020: R112 million)
[2] The investment in equity-accounted investee was fair valued at 1 July 2002, the date when significant influence was obtained
[3] Reconciling items relate to adjustments on consolidation of DRDGOLD’s interest in Rand Refinery
18.2 Mimosa
Sibanye-Stillwater has a 50% interest in Mimosa Investments Limited (Mimosa), which owns and operates the Mimosa mine. The mine produces Platinum, is situated in Zimbabwe and has a functional currency of US dollar.
The movement in the equity-accounted investment in Mimosa for the year is as follows:

Figures in million – SA rand	2022	2021	2020
Balance at the beginning of the year	5,413	3,929	2,688
Share of results of equity-accounted investee after tax	1,061	1,702	1,300
Dividends received	(243)	(667)	(103)
Foreign currency translation	419	449	44
Balance at end of the year	6,650	5,413	3,929
The Group’s interest in the summarised financial statements of Mimosa is as follows:

Figures in million – SA rand	2022	2021	2020
Revenue	8,535	8,786	7,789
Amortisation and depreciation	(685)	(549)	(563)
Interest income	203	24	8
Finance expense	(71)	(10)	(28)
Income and royalty tax	(946)	(1,503)	(1,254)
Income tax	(692)	(1,183)	(984)
Royalty tax	(254)	(320)	(270)
Profit or loss	2,123	3,405	2,599
Other comprehensive income	838	896	89
Total comprehensive income	2,961	4,301	2,688
Non-current assets	7,560	6,095	5,178
Property, plant and equipment[1]	7,560	6,095	5,178
Right-of-use assets	—	—	—
Current assets	8,124	6,728	4,635
Cash and cash equivalents	1,545	1,131	469
Other current assets	6,579	5,597	4,166
Non-current liabilities	(1,840)	(1,443)	(1,304)
Non-current financial liabilities[2]	—	—	(12)
Other non-current liabilities	(1,840)	(1,443)	(1,292)
Current liabilities	(453)	(456)	(556)
Current financial liabilities[2]	(453)	(334)	(476)
Other current liabilities	—	(122)	(80)
Net assets (100%)	13,391	10,924	7,953
Reconciliation of the total investment in Mimosa with attributable net assets:
Net assets (50%)	6,696	5,462	3,977
Reconciling items[1]	(46)	(49)	(48)
Total investment in Mimosa	6,650	5,413	3,929
[1] The reconciling items include the difference between the carrying amount and fair value of the Mimosa’s identifiable assets and liabilities on acquisition less accumulated amortisation, and foreign exchange differences on translation of assets and liabilities of the foreign joint venture
[2] Non-current and current financial liabilities (excluding trade and other payables and provisions) amounted to Rnil (2021: Rnil, 2020: R12 million) and R35 million (2021: R9 million, 2020: R53 million), respectively
Repatriation of funds from Zimbabwe is subject to regulatory approval in Zimbabwe.
18.3 Peregrine
On 29 June 2018, Sibanye-Stillwater announced that it had entered into an agreement with Regulus Resources Inc. (Regulus) and a newly formed subsidiary of Regulus, Aldebaran, creating a strategic partnership in order to unlock value at its Altar copper-gold project in San Juan Province, Argentina (Altar Project), currently held in the US PGM operations. Under the terms of the agreement, Stillwater Canada LLC, an indirect, wholly-owned subsidiary of Sibanye-Stillwater (Stillwater Canada), entered into an option and joint venture agreement with Aldebaran, whereby Aldebaran has the option to earn into a maximum 80% interest in a wholly-owned subsidiary of Stillwater Canada, Peregrine Metals Limited (Peregrine) which owns the Altar Project (Arrangement Agreement).
The consideration for Aldebaran to acquire up to an 80% interest in the Altar Project, included:
•An upfront cash payment of US$15 million to Sibanye-Stillwater on closing of the Arrangement Agreement
•19.9% of the shares of Aldebaran
•A commitment from Aldebaran to carry the next US$30 million of spend at the Altar Project over a maximum of five years(inclusive of 2018 drilling that was conducted between February and May of 2018) as an initial earn-in of a 60% interest in the Altar Project (the Initial Earn-in)
Pursuant to the Arrangement Agreement, Aldebaran may also elect to earn-in an additional 20% interest in the Altar Project by spending an additional US$25 million over a three-year period following the Initial Earn-in.
Peregrine was a subsidiary of Stillwater Canada. On 25 October 2018, Aldebaran issued an aggregate of 15,449,555 Aldebaran shares to Sibanye-Stillwater, representing 19.9% of the current 77,635,957 issued and outstanding Aldebaran shares, and made an upfront cash payment of US$15 million to Sibanye-Stillwater in accordance with the Arrangement Agreement. From this date, Stillwater Canada and Aldebaran act together to direct the relevant activities of and, therefore, collectively control Peregrine. As a result of the loss of control, Peregrine was derecognised as a subsidiary and accounted for as an equity-accounted investment. At 31 December 2022, the Group had a 100% legal interest in Peregrine, which is subject to an Initial Earn-in arrangement of 60% as described above (2021: 100%; 2020: 100%). At 31 December 2022, Aldebaran who is earning into the Altar Project, was not in breach of the earn-in requirements.
The equity-accounted investment in Peregrine movement for the year is as follows:

Figures in million – SA rand	2022	2021	2020
Balance at the beginning of the year	1,086	1,001	954
Foreign currency translation	74	85	47
Balance at end of the year	1,160	1,086	1,001
The Group’s interest in the summarised financial statements of Peregrine is as follows:

Figures in million – SA rand	2022	2021	2020
Non-current assets	3,004	2,788	1,541
Current assets	—	—	7
Non-current liabilities	(426)	(409)	(382)
Current liabilities	(16)	(15)	(18)
Net assets (100%)	2,562	2,364	1,148
Reconciliation of the total investment in Peregrine with attributable net assets:
Net assets (40%)[1]	1,025	946	459
Reconciling items[2]	135	140	542
Total investment in Peregrine	1,160	1,086	1,001
[1] Disclosed on the basis that Aldebaran will successfully complete their earn-in obligation in terms of the agreement as described above
[2] The reconciling items include the difference between the carrying amount and fair value of the Peregrine’s identifiable assets and liabilities on acquisition less accumulated amortisation, and foreign exchange differences on translation of assets and liabilities of the foreign equity-accounted investment
18.4 Keliber
The investment in Keliber resulting from the €15 million subscription in the first tranche and the €10 million in the second tranche was treated as an equity accounted associate from 17 March 2021, being the date on which the closing conditions on the first tranche subscription were met. The first and second tranche subscriptions resulted in an aggregate 26.6% shareholding as at 31 December 2021, which allowed for representation on the board of Keliber as well as significant involvement in the technical committee of the company. The transaction was entered into at fair value, and the difference between the net asset value and the fair value paid by the Group was attributed to the mineral reserve.
The Group obtained substantive ability to acquire a majority shareholding in Keliber upon subscription for the third tranche share investment on 14 March 2022. Management concluded that control was obtained at the time of the third tranche subscription and the investment was therefore accounted for as an asset acquisition from the effective date of the transaction (see note 16.1).
The equity-accounted investment in Keliber movement for the year is as follows:

Figures in million – SA rand	Note	2022	2021	2020
Balance at the beginning of the year		446	—	—
Acquisition of Keliber investment		84	446	—
Transfer to asset acquisition (date of consolidation)	16.1	(530)	—	—
Balance at end of the year		—	446	—